DEFERRED CONNECTION FEES (Tables)	12 Months Ended
Dec. 31, 2014
DEFERRED CONNECTION FEES
Schedule of changes in deferred connection fees

	2014	2013
Balance, beginning of the year	3,649	3,817
Payments received and deferred during the year	1,763	1,714
Amounts amortized and recognized as revenue during the year	(1,912)	(1,921)
Currency translation adjustment	(63)	39

Balance, end of the year	3,437	3,649
Less: current portion	(1,677)	(1,604)

Non-current portion	1,760	2,045